INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory, Net [Abstract]
Summary of Inventories
	December 31,
	2024	2023

Raw materials	$837	$640
Work in process	264	803
Finished goods	804	425

	$1,905	$1,868